Income Taxes - Summary of Income Taxes (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Income Taxes [line items]
Current tax expense	$ (1,576)	$ (1,724)
Deferred tax (expense)/income	172	177
Total tax expense	$ (1,404)	$ (1,546)